FRANKLIN TEMPLETON INVESTMENTS
One Franklin Parkway
San Mateo, CA 94403

November 4, 2009

Filed Via EDGAR (CIK #0000825063)
Securities and Exchange Commission
450 Fifth Street NW
Washington DC 20549

     RE:     FRANKLIN MUTUAL SERIES FUNDS

                File Nos. 033-18516 and 811-05387

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 28, 2009.

Sincerely yours,

FRANKLIN MUTUAL SERIES FUNDS

/s/ David P. Goss
Vice President

DPG/jg

cc:    Bruce G. Leto, Esq.

     Chad Rubin, Esq.